Stock-based Compensation (Roll-forward of Common Shares under the BIP Trust I and the BIP Trust II) (Detail) - Board Incentive Plan [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units	4,711,821
Granted, Number of shares	1,317,354	7,497,800
Vested, Number of shares	(3,412,714)	(2,772,141)
Forfeited, Number of shares	(530,828)	(13,838)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units	2,085,633	4,711,821
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value	¥ 521.60
Granted, Weighted-average grant-date fair value	721.50	¥ 521.60
Vested, Weighted-average grant-date fair value	590.06	521.60
Forfeited, Weighted-average grant-date fair value	532.12	521.60
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value	¥ 533.17	¥ 521.60
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units	9,551,841
Granted, Number of shares	441,382	11,287,600
Vested, Number of shares	(2,391,545)	(1,662,334)
Forfeited, Number of shares	(556,329)	(73,425)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units	7,045,349	9,551,841
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value	¥ 521.60
Granted, Weighted-average grant-date fair value	721.50	¥ 521.60
Vested, Weighted-average grant-date fair value	548.50	521.60
Forfeited, Weighted-average grant-date fair value	528.77	521.60
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value	¥ 524.43	¥ 521.60